Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/45	15,451	5,487
United States Treasury Strip Coupon	0.000%	8/15/45	181,146	63,437
United States Treasury Strip Coupon	0.000%	11/15/45	232,570	80,427
United States Treasury Strip Coupon	0.000%	2/15/46	269,672	92,173
United States Treasury Strip Coupon	0.000%	5/15/46	183,416	61,960
United States Treasury Strip Coupon	0.000%	8/15/46	183,962	61,390
United States Treasury Strip Coupon	0.000%	11/15/46	125,142	41,238
United States Treasury Strip Coupon	0.000%	2/15/47	228,278	74,244
United States Treasury Strip Coupon	0.000%	5/15/47	180,160	57,834
United States Treasury Strip Coupon	0.000%	8/15/47	105,277	33,298
United States Treasury Strip Coupon	0.000%	11/15/47	167,759	52,497
United States Treasury Strip Coupon	0.000%	2/15/48	150,111	46,300
United States Treasury Strip Coupon	0.000%	5/15/48	128,055	38,972
United States Treasury Strip Coupon	0.000%	8/15/48	225,191	67,645
United States Treasury Strip Coupon	0.000%	11/15/48	251,247	74,471
United States Treasury Strip Coupon	0.000%	2/15/49	148,777	43,599
United States Treasury Strip Coupon	0.000%	5/15/49	244,367	70,781
United States Treasury Strip Coupon	0.000%	8/15/49	157,002	44,874
United States Treasury Strip Coupon	0.000%	11/15/49	178,806	50,520
United States Treasury Strip Coupon	0.000%	2/15/50	179,028	50,093
United States Treasury Strip Coupon	0.000%	5/15/50	176,447	48,874
United States Treasury Strip Coupon	0.000%	8/15/50	196,529	53,685
United States Treasury Strip Coupon	0.000%	11/15/50	169,549	45,765
United States Treasury Strip Coupon	0.000%	2/15/51	218,694	58,296
United States Treasury Strip Coupon	0.000%	5/15/51	139,076	36,708
United States Treasury Strip Coupon	0.000%	8/15/51	159,230	41,474
United States Treasury Strip Coupon	0.000%	11/15/51	162,345	41,899
United States Treasury Strip Coupon	0.000%	2/15/52	238,566	60,788
United States Treasury Strip Coupon	0.000%	5/15/52	213,544	53,720
United States Treasury Strip Coupon	0.000%	8/15/52	178,538	44,760
United States Treasury Strip Coupon	0.000%	11/15/52	173,099	42,916
United States Treasury Strip Coupon	0.000%	2/15/53	179,191	44,245
United States Treasury Strip Coupon	0.000%	5/15/53	181,583	44,488
United States Treasury Strip Coupon	0.000%	8/15/53	190,610	46,409
United States Treasury Strip Coupon	0.000%	11/15/53	186,192	44,773
United States Treasury Strip Coupon	0.000%	2/15/54	163,529	38,800
United States Treasury Strip Coupon	0.000%	5/15/54	115,533	27,254
United States Treasury Strip Coupon	0.000%	8/15/54	22,470	5,286
United States Treasury Strip Coupon	0.000%	11/15/54	47,842	11,185
United States Treasury Strip Coupon	0.000%	2/15/55	2,423	561
United States Treasury Strip Coupon	0.000%	5/15/55	2,582	596
United States Treasury Strip Principal	0.000%	8/15/45	170,593	61,480
United States Treasury Strip Principal	0.000%	11/15/45	136,179	48,434
United States Treasury Strip Principal	0.000%	2/15/46	132,489	46,511
United States Treasury Strip Principal	0.000%	5/15/46	275,950	95,666
United States Treasury Strip Principal	0.000%	8/15/46	228,550	78,162
United States Treasury Strip Principal	0.000%	11/15/46	172,947	58,430
United States Treasury Strip Principal	0.000%	2/15/47	176,265	58,663
United States Treasury Strip Principal	0.000%	5/15/47	161,047	52,862
United States Treasury Strip Principal	0.000%	8/15/47	132,708	42,954
United States Treasury Strip Principal	0.000%	11/15/47	203,337	65,020
United States Treasury Strip Principal	0.000%	2/15/48	141,001	44,426
United States Treasury Strip Principal	0.000%	5/15/48	173,568	53,955
United States Treasury Strip Principal	0.000%	8/15/48	134,589	41,297
United States Treasury Strip Principal	0.000%	11/15/48	204,260	61,916
United States Treasury Strip Principal	0.000%	2/15/49	196,540	58,947
United States Treasury Strip Principal	0.000%	5/15/49	113,746	33,720
United States Treasury Strip Principal	0.000%	8/15/49	158,397	46,436
United States Treasury Strip Principal	0.000%	11/15/49	176,940	51,264
United States Treasury Strip Principal	0.000%	2/15/50	178,629	51,202
United States Treasury Strip Principal	0.000%	5/15/50	161,051	46,277
United States Treasury Strip Principal	0.000%	8/15/50	157,978	44,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	11/15/50	216,523	60,136
	United States Treasury Strip Principal	0.000%	2/15/51	235,069	64,405
	United States Treasury Strip Principal	0.000%	5/15/51	113,673	30,825
	United States Treasury Strip Principal	0.000%	8/15/51	242,692	64,968
	United States Treasury Strip Principal	0.000%	11/15/51	269,135	71,268
	United States Treasury Strip Principal	0.000%	2/15/52	195,368	51,162
	United States Treasury Strip Principal	0.000%	5/15/52	185,851	48,169
	United States Treasury Strip Principal	0.000%	8/15/52	160,090	41,061
	United States Treasury Strip Principal	0.000%	11/15/52	176,717	45,084
	United States Treasury Strip Principal	0.000%	2/15/53	177,021	44,622
	United States Treasury Strip Principal	0.000%	5/15/53	191,689	47,773
	United States Treasury Strip Principal	0.000%	8/15/53	189,177	46,821
	United States Treasury Strip Principal	0.000%	11/15/53	253,487	62,253
	United States Treasury Strip Principal	0.000%	2/15/54	271,340	65,694
	United States Treasury Strip Principal	0.000%	5/15/54	277,742	66,712
	United States Treasury Strip Principal	0.000%	8/15/54	355,323	84,639
	United States Treasury Strip Principal	0.000%	11/15/54	346,932	82,003
	United States Treasury Strip Principal	0.000%	2/15/55	299,725	70,318
	United States Treasury Strip Principal	0.000%	5/15/55	206,661	48,162
Total U.S. Government and Agency Obligations (Cost $5,348,503)					4,141,801
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $915)	4.342%		9,156	915
Total Investments (100.0%) (Cost $5,349,418)					4,142,716
Other Assets and Liabilities—Net (0.0%)					(68)
Net Assets (100%)					4,142,648
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,141,801	—	4,141,801
Temporary Cash Investments	915	—	—	915
Total	915	4,141,801	—	4,142,716